Cash - Schedule of Cash (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Jan. 11, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Successor [Member]
Cash on hand	$ 13,987
Cash at bank	6,597,234	4,821,869
Total, cash	$ 6,611,221	$ 4,821,869	$ 3,006,240
Predecessor [Member]
Cash on hand
Cash at bank						248,912
Total, cash				$ 85,742	$ 1,407,236	$ 248,912	$ 155,059